Business Combination (Tables)	12 Months Ended
Jun. 30, 2023
Business Combination [Abstract]
Schedule of Net Assets Acquired and Goodwill	Details of the purchase consideration, the net assets acquired and goodwill are as follows:
Purchase consideration:
Cash paid	1,931,112
Deferred Payment after 6 months	488,431
Payment in kind after 12 months	217,916
Total purchase consideration	$2,637,458

Schedule of Assets and Liabilities Recognised	The assets and liabilities recognised as a result of the acquisition are as follows:
Fair Value
Cash and Banks	228
Accounts Receivable	316,972
Other Receivable	1,044,808
Inventory	532,231
Property, Plant, and Equipment	1,138,026
Intangible Assets	3,824,054
Right-of-use of assets	43,507
Accounts Payable	(1,384,980)
Current Financial Debt	(1,176,089)
Current Other Liabilities	(356,757)
Non-current Financial Debt	(119,464)
Non-current Other Liabilities	(177,367)
Deferred Tax Liability	(1,297,436)
Net identifiable assets acquired	$2,387,733
Goodwill recognized (i)	249,725
Net assets acquired	$2,637,458